UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23389

Ellington Income Opportunities Fund
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

John L. Sabre
8000 Norman Center Drive, Ste 630
Minneapolis, MN 55437
 (Name and address of agent for service)

855-819-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2022

Ellington Income Opportunities Fund

TABLE OF CONTENTS (Unaudited)

Ellington Income Opportunities Fund

ALLOCATION OF PORTFOLIO ASSETS(1)

June 30, 2022 (Unaudited)

(Expressed as a Percentage of Total Investments)

(1) Fund holdings are subject to change and there is no assurance that the Fund will continue to hold any particular security.

Please see the Schedule of Investments for a detailed listing of the Fund’s holdings. See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Asset Backed Securities (22.39%)(1)
2,045,696	AASET 2021-1A C (6)	5.82%	11/16/2041	4.38%	$1,583,406
938,582	Blackbird Capital Aircraft 2021-1A B (4)	3.45%	07/15/2046	2.17%	784,627
1,310,000	Midland Loan Services LP - Rental ABS (4)(5)	8.19%	04/17/2037	3.63%	1,310,719
952,648	Raptor Aircraft Finance LLC 2019-1 A (4)	4.21%	08/23/2044	2.13%	770,168
1,262,329	SALT TR 2021-1A D	7.14%	02/28/2033	3.07%	1,111,382
1,050,000	Skyline Aircraft Finance LLC (Westjet) (6)	0.00%	07/27/2038	2.84%	1,024,485
1,732,423	SOLRR Aircraft 2021-1 C	5.68%	10/15/2046	4.17%	1,505,450
Total Asset Backed Securities (Cost $8,895,701)					8,090,237

Collateralized Loan Obligations (46.31%) (1)
1,300,000	ACRE Manager 2021-FL1 E (4)(5)	4.61%	10/16/2036	3.52%	1,271,926
1,000,000	Blue Mountain Capital Management CLO 2018-2A SUB (4)(6)	0.00%	08/15/2031	0.72%	258,492
1,100,000	Cross Harbor CP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	4.45%	02/15/2038	2.92%	1,054,538
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor) (4)(5)	9.23%	04/25/2029	2.62%	945,916
1,070,000	Elmwood CLO I 2019-1A SUB (4)(6)	0.00%	10/20/2033	1.59%	575,422
1,250,000	Greywolf Capital Management CLO 2019-1A SUBB (4)	0.00%	04/17/2034	1.73%	625,000
1,100,000	Halcyon Loan Advisors Series 2015-2A (3 Month LIBOR USD + 3.10%, 0.00% Floor) (4)(5)	4.28%	07/25/2027	2.86%	1,032,260
1,500,000	LoanCore Capital Credit CLO (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)(5)	4.27%	05/15/2028	4.01%	1,449,163
1,600,000	Marathon Asset Management CLO 2013-5A (3 Month LIBOR USD + 2.75%, 0.00% Floor) (4)(5)	4.25%	11/21/2027	4.24%	1,532,547
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (4)	0.00%	07/18/2031	0.60%	216,000
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (4)	0.00%	10/20/2028	0.88%	319,000
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (4)	0.00%	10/15/2031	0.54%	197,400
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	2.42%	875,955
1,400,000	OFS Capital Management CLO 2018-1A SUB (4)	0.00%	07/31/2118	1.24%	448,000
800,000	Par-Four Investment Managers -Tralee CDO 2018-5A SUB (4)	0.00%	10/20/2028	0.84%	302,350
50,000	Par-Four Investment Managers - Tralee CDO 2018-5A FR (3 Month LIBOR USD + 8.89%,	9.95%	10/20/2034	0.11%	40,001
	8.89% Floor) (4)(6)
1,000,000	Peaks CLO 2017-2A ER (4)(5)(6)	9.82%	07/20/2031	2.24%	810,000
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month Libor + 3.60%, 3.60% Floor) (4)(5)	5.12%	03/15/2038	6.69%	2,416,252
1,000,000	Venture CDO Ltd 2016-25A E (4)(5)	8.26%	04/20/2029	2.31%	835,954
1,200,000	Vibrant CLO Ltd 2018-8A SUB (4)(6)	0.00%	01/20/2031	0.89%	323,472
1,100,000	Voya Alternative Asset Management CLO 2018-1A SUB (4)	0.00%	04/19/2031	1.34%	484,000
1,000,000	Zais Group CLO Ltd. 2017-1A E (4)(5)	8.04%	07/15/2029	2.00%	720,975
Total Collateralized Loan Obligation (Cost $17,835,340)					16,734,623

Confirmation of Originator Fee Certificates (2.21%) (1)
9,394,651	SBA Confirmation of Originator Fee Certificates (6)(7)	2.52%	08/15/2044	2.21%	798,030
Total Confirmation of Originator Fee Certificates (Cost $1,012,643)					798,030

Corporate and Other Finance (17.83%) (1)
650,000	Air Canada 2020-1C PTT (4)(5)	10.50%	07/15/2026	1.94%	702,680
1,189,196	Air Canada 2013-1A (4)(5)	4.13%	11/15/2026	3.07%	1,108,343
2,100,000	AXA Investment managers - Allegro CLO Ltd. 2018-1A SUB (4)	0.00%	06/13/2031	2.03%	735,000
1,332,000	OFSBS-2018-1A-FEE (6)			0.03%	10,300
1,789,417	Raistone - First Brands Supply Chain Finance Program (6)		10/05/2022	4.83%	1,744,576
2,250,398	Raistone - First Brands Supply Chain Finance Program (6)		11/23/2022	5.93%	2,142,195
Total Corporate and Other Finance (Cost $7,072,128)					6,443,094

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2022 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value
Residential Mortgage-Backed Securities (45.03%) (1)
1,662,000	AMSR Mortgage Trust 2020-SFR3 Class H (4)(5)	6.50%	09/17/2037	4.41%	1,592,636
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)(5)	5.30%	04/17/2037	2.68%	969,666
330,480	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)(5)(6)	1.46%	07/25/2037	0.50%	182,081
656,051	Bear Stearns Alt-A Trust Series 2005-10 (5)	3.08%	01/25/2036	1.69%	610,151
212,856	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(5)(6)	2.02%	02/25/2037	0.57%	207,609
365,102	Countrywide Alternative Loan Trust Series 2005-49CB (6)	5.50%	11/25/2035	0.66%	238,037
69,343	Countrywide Alternative Loan Trust Series 2006-6CB (6)	5.50%	05/25/2036	0.18%	63,432
177,629	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.28%	102,682
272,306	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	0.73%	263,270
292,052	Countrywide Home Loan Series 2003-53	2.45%	02/19/2034	0.58%	208,618
78,967	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.17%	63,233
80,793	Countrywide Home Loan Series 2003-49	2.58%	12/19/2033	0.21%	76,811
655,458	Countrywide Home Loan Series 2004-18 (5)(6)	6.00%	10/25/2034	1.43%	516,456
254,993	Countrywide Home Loan Series 2005-28 (5)(6)	5.25%	11/25/2023	0.54%	196,267
3,946	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor) (6)	1.97%	06/25/2034	0.01%	3,382
129,890	First Horizon Alternative Mortgage Securities 2004 AA3 (6)	2.47%	09/25/2034	0.26%	94,537
1,080,000	Fannie Mae Series 22-R04 (1 Month SOFR + 9.50%, 0.00% Floor) (4)(5)	10.43%	03/25/2042	2.85%	1,028,576
42,743	HarborView Mortgage Loan Trust Series 2003-2	2.69%	10/19/2033	0.11%	38,879
3,354	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor) (6)	1.86%	06/19/2034	0.01%	3,132
6,413	HarborView Mortgage Loan Trust Series 2004-9 (6)	3.51%	12/19/2034	0.02%	5,676
407,296	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	2.07%	06/19/2045	0.50%	180,295
61,047	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	2.21%	09/25/2036	0.16%	56,500
28,200	JP Morgan Mortgage Trust Series 2006-A1 (6)	2.08%	02/25/2036	0.06%	22,016
139,970	JP Morgan Mortgage Trust Series 2007-A4 (5)(6)	3.08%	06/25/2037	0.36%	129,709
1,686,892	LMAT 2017 - RPL1 B (4)(5)	7.13%	01/28/2070	4.18%	1,510,045
32,596	MASTR Asset Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.08%	28,201
253,061	Nomura Asset Acceptance Corporation (6)	5.52%	01/25/2036	0.35%	124,966
34,739	Prime Mortgage Trust Series 2003-3(4)(6)	5.99%	01/25/2034	0.06%	20,135
750,000	Progress Residential Trust 2021 - SFR3 H (4)(5)	4.75%	05/17/2026	1.87%	677,027
671,323	Residential Accredit Loans, Inc. 2005-QA13 2A1 (6)	4.08%	12/25/2035	1.68%	605,756
385,403	Residential Asset Securitization Trust (5)(6)	5.62%	02/25/2034	1.01%	365,294
14,310	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	3.61%	03/25/2035	0.02%	7,901
2,020,000	STAR 2022-SFR3 F (5)	6.01%	05/17/2024	5.49%	1,982,274
107,517	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	3.04%	12/25/2035	0.27%	99,641
118,192	Structured Asset Securities Corporation 2003-9A (6)	2.34%	03/25/2033	0.10%	35,457
1,000,000	US Uninsured Agency 2020-DNA1 B2 (1 Month LIBOR + 5.25%, 0.00% Floor) (4)(5)	6.87%	01/25/2050	2.38%	865,000
500,000	US Uninsured Agency 2019-DNA3 B2 (1 Month LIBOR + 8.15%, 0.00% Floor) (4)	9.77%	07/25/2049	1.38%	498,125
800,000	US Uninsured Agency2019-HQA3 (1 Month LIBOR + 7.50%, 0.00% Floor) (4)(5)	9.12%	09/25/2049	2.15%	776,500
1,000,000	US Uninsured Agency2020-HQA2 (1 Month LIBOR + 7.60%, 0.00% Floor) (4)(5)	9.22%	03/25/2050	2.62%	946,406
147,938	Wachovia Mortgage Loan Trust Series 2005-A (6)	2.80%	08/20/2035	0.37%	135,274
379,496	Washington Mutual Mortgage Payment 2005-5A5 (5)(6)	2.22%	06/25/2035	0.78%	280,589
392,067	Wells Fargo Alternative Loan Trust 2007-PA4 (6)	3.66%	07/25/2037	0.97%	351,168
114,809	Wells Fargo Alternative Loan Trust 2007-PA3 (6)	6.00%	07/25/2037	0.30%	109,692
Total Residential Mortgage-Backed Securities (Cost $17,725,160)					16,273,102

Preferred Stocks (3.82%) (1)
49,521	AGNC Investment Corp, Class B, Series F	6.13%		2.77%	1,000,324
1,594	Annaly Capital Management, Class B	6.50%		0.09%	32,087
11,334	MFA Financial Inc., Class B	6.50%		0.58%	208,546
7,054	New Residential Inv Corp, Class B	6.38%		0.38%	137,341
Total Preferred Stocks (Cost $1,742,244)					1,378,298

Short-Term Investments - Investment Companies (18.26%) (1)
6,598,300	First American Government Obligation - Class X	1.29%		18.26%	6,598,300
Total Short-Term Investments - Investment Companies (Cost $6,598,300)					6,598,300

Total Investments (155.85%) (1) (Cost $60,881,516)					56,315,684
Other Liabilities in Excess of Assets (-55.85%) (1)					(20,179,998)
Total Net Assets Applicable to Unitholders (100.00%) (1)					$36,135,686

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

(1) Percentages are stated as a percent of net assets.

(2) Rate reported is the current yield as of June 30, 2022.

(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.

(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2022, these securities amounted to $31,212,360 or 86.38% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of June 30, 2022, these securities amounted to $27,931,694 or 77.56% of net assets.

(6) Security is categorized as Level 3 per the Fund’s fair value hierarchy. As of June 30, 2022, these securities amounted to $14,519,540 or 40.18% of net assets.

(7) This security represents a basket of interest only strips. This rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
0.79%	3 Month LIBOR	Received	Quarterly	07/29/2026	$1,800,000	$—	$165,924	$165,924
2.23%	SOFR	Received	Annually	04/04/2027	2,000,000	—	61,102	61,102
3.42%	SOFR	Received	Annually	06/17/2025	1,400,000	—	(16,246)	(16,246)
						$—	$210,780	$210,780

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Index	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2022	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.NA.HY.35.15	5.00%	12/20/2025	7.64%	$1,125,000	$(18,000)	$(69,642)	$(87,642)
JP Morgan	CDX.NA.HY.37.15	5.00%	12/20/2026	4.57%	2,300,000	92,748	(127,888)	(35,141)
Morgan Stanley	CDX.NA.HY.37.15	5.00%	12/20/2026	9.50%	1,000,000	20,500	(178,730)	(158,230)
						$95,248	$(376,260)	$(281,013)

Ellington Income Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

Assets
Investments at fair value (cost $60,881,516)	$56,315,684
Centrally cleared interest rate swap contracts, at fair value	210,780
Deposits at broker	421,998
Due from Broker	170
Receivable for Fund shares sold	76,000
Interest receivable	246,769
Dividend receivable	18,957
Other assets	41,633
Total assets	57,331,991

Liabilities
Reverse repurchase agreement	20,604,313
Payable to Adviser, net of waiver	11,997
Over-the-counter credit default swap contracts, at value	281,013
Accrued expenses	298,982
Total liabilities	21,196,305
Net assets	$36,135,686

Net Assets Consisting of
Paid-in capital	$42,750,680
Total accumulated losses	(6,614,994)
Net assets	$36,135,686

Class A
Net Assets	$140,021
Shares outstanding, unlimited shares authorized	16,220
Net Asset Value per Share	$8.63
Maximum Offering Price	$9.13

Class M
Net Assets	$35,995,665
Shares outstanding, unlimited shares authorized	4,227,244
Net Asset Value per Share	$8.52

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2022 (Unaudited)

Investment Income
Interest income	$2,863,715
Dividend income	61,708
Total Investment Income	2,925,423

Expenses
Management fees	397,299
Administrator fees	117,349
Professional fees	48,474
Transfer agent fees	53,243
Interest expense	126,766
Registration fees	22,947
Trustees’ fees	29,701
Sub-accounting transfer agency fees	30,920
Compliance fees	27,224
Insurance expense	18,295
Research and trade expenses	7,600
Custodian fees and expenses	5,962
Shareholder reporting expense	3,199
Shareholder servicing fees - Class A	182
Other expenses	1,834
Total Expenses	890,995
Less: fees waived/expenses reimbursed by Adviser	(283,693)
Net Expenses	607,302
Net Investment Income/(Loss)	2,318,121

Realized and Change in Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on:
Investments	(83,341)
Credit Default Swaps	107,534
Interest Rate Swaps	427,422
Net realized gain/(loss)	451,615
Net change in unrealized appreciation/(depreciation) of:
Investments	(5,374,364)
Credit Default Swaps	(376,260)
Interest Rate Swaps	29,519
Net unrealized appreciation/(depreciation)	(5,721,105)
Net Realized and Change in Unrealized Gain/(Loss) on Investments	(5,269,490)

Increase/(Decrease) in Net Assets Resulting from Operations	$(2,951,369)

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
From Operations
Net investment income/(loss)	$2,318,121	$1,614,315
Net realized gain/(loss)	451,615	878,589
Net change in unrealized appreciation/(depreciation) on investments	(5,721,105)	511,277
Net increase/(decrease) in net assets resulting from operations	(2,951,369)	3,004,181
Distributions and Dividends to Shareholders
From distributable earnings	(1,807,431)	(1,817,478)
From Return of capital	—	(375,035)
Total distributions and dividends to common shareholders	(1,807,431)	(2,192,513)
Capital Share Transactions(1)
Proceeds from Class A shareholder subscriptions	—	—
Class A distribution reinvestments	5,994	7,174
Payments for Class A redemptions	—	—
Proceeds from Class M shareholder subscriptions	3,097,408	15,531,504
Class M distribution reinvestments	567,343	650,685
Payments for Class M redemptions	(7,099,121)	(1,549,862)
Net increase/(decrease) in net assets from capital share transactions	(3,428,376)	14,639,501
Total increase/(decrease) in net assets	(8,187,176)	15,451,169
Net Assets
Beginning of fiscal period	44,322,862	28,871,693
End of fiscal period	$36,135,686	$44,322,862

(1) For shareholder transaction activity, please see Note 8.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Period Ended June 30, 2022 (Unaudited)

Cash Flows From Operating Activities
Increase/(decrease) in Net Assets Resulting from Operations	(2,951,369)
Adjustments to reconcile increase/(decrease) in net assets resulting from operations to net cash used in operating activities:
Net realized (gain)/loss on investments and swap contracts	(451,615)
Net change in unrealized (appreciation)/depreciation of investments and swap contracts	5,721,105
Purchases of investments in securities	(16,410,886)
Proceeds from sales of investments in securities	11,327,979
Net payments related to swap contracts	439,708
Amortization and accretion on investments	(482,983)
Changes in operating assets and liabilities:
Deposits at broker	(199,246)
Due from broker	(170)
Interest receivable	(88,452)
Dividends receivable	9,157
Other assets	(11,484)
Payable to Adviser, net of waiver	1,277
Due to broker	(1,866,328)
Accrued expenses	93,816
Net cash used in operating activities	(4,869,491)
Cash Flows From Financing Activities
Proceeds from reverse repurchase agreements	9,911,313
Proceeds from issuance of shares, net of change in receivable for fund shares sold	3,291,393
Payments for redemptions of shares	(7,099,121)
Distributions paid, net of reinvestments	(1,234,094)
Net cash provided by financing activities	4,869,491
Net Increase/(Decrease) in Cash	—

Cash:
Beginning of fiscal period	—
End of fiscal period	—

Supplemental Disclosure of Cash Flow and Non-Cash Information
Non-cash financing activities not included herein consist of distribution reinvestments	573,337

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

FINANCIAL HIGHLIGHTS - Class A

	For the Period Ended June	For the Year Ended		For the Period Ended
	30, 2022 (Unaudited)	December 31, 2021	December 31, 2020	December 31, 2019 (1)
Per Share Data (2)
Net Asset Value, beginning of fiscal period	$9.68	$9.35	$10.33	$10.47
Activity from Investment Operations:
Net investment income/(loss)	0.49	0.41	0.45	(0.04)
Net realized and unrealized gain/(loss) on investments	(1.14)	0.40	(0.90)	0.05
Total increase from investment operations	(0.65)	0.81	(0.45)	0.01
Less Distributions and Dividends to Unitholders:
Net investment income	(0.38)	(0.48)	(0.53)	(0.05)
Net realized gain/loss	—	—	—	(0.10)
Total distributions and dividends to shareholders	(0.38)	(0.48)	(0.53)	(0.15)
Net Asset Value, end of fiscal period	$8.65	$9.68	$9.35	$10.33
Total Investment Return (2)(5)	(6.99% )	8.69%	(4.20% )	0.12%	(3)
Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$140	$150	$138	$144
Ratio of expenses to average net assets before waiver	4.39%	4.69%	4.69%	5.68%	(4)
Ratio of expenses to average net assets after waiver	3.46%	3.54%	3.09%	3.27%	(4)
Ratio of net investment income/(loss) to average net assets before waiver	9.21%	2.44%	3.09%	1.73%	(4)
Ratio of net investment income/(loss) to average net assets after waiver	10.13%	3.88%	4.69%	4.14%	(4)
Portfolio turnover rate	33.22%	46.81%	34.71%	64.79%	(3)

(1) Class A commenced operations on December 17, 2019.

(2) Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of fees, total feturns would have been lower.

(3) Not annualized.

(4) All income and expenses are annualized for periods less than one full year with the exception of organizational costs.

(5) The total investment return does not reflect the application of a sales load.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

FINANCIAL HIGHLIGHTS - Class M

	For the Period Ended June	For the Year Ended			For the Period Ended
	30, 2022 (Unaudited)	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018 (1)
Per Share Data (2)
Net Asset Value, beginning of fiscal period Activity from Investment Operations:	$9.56	$9.25	$10.23	$9.97	$10.00
Net investment income/(loss)	0.52	0.43	0.50	0.54	0.05
Net realized and unrealized gain/(loss) on investments	(1.14)	0.43	(0.89)	0.36	(0.04)
Total increase from investment operations	(0.62)	0.86	(0.39)	0.90	0.01
Less Distributions and Dividends to
Unitholders:
Net investment income	(0.42)	(0.55)	(0.59)	(0.54)	(0.04)
Net realized gain/loss	—	—	—	(0.10)	—
Total distributions and dividends to	(0.42)	(0.55)	(0.59)	(0.64)	(0.04)
Net Asset Value, end of fiscal period	$8.52	$9.56	$9.25	$10.23	$9.97
Total Investment Return (2)	(6.62% )	9.40%	3.56%	9.16%	0.06%	(3)
Supplemental Data and Ratios
Net assets, end of fiscal period (in 000s)	$35,996	$44,172	$28,733	$26,184	$11,203
Ratio of expenses to average net assets before waiver	4.13%	4.70%	4.51%	6.50%	10.07%	(4)
Ratio of expenses to average net assets after waiver	2.82%	2.86%	2.51%	2.62%	2.20%	(4)
Ratio of net investment income/(loss) to average net assets before waiver	9.45%	2.67%	3.39%	2.04%	-4.32%	(4)
Ratio of net investment income/(loss) to average net assets after waiver	10.77%	4.51%	5.39%	5.92%	3.55%	(4)
Portfolio turnover rate	33.22%	46.81%	34.71%	64.79%	5.18%	(3)

(1) Class M commenced operations on November 13, 2018.

(2) Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of fees, total returns would have been lower.

(3) Not annualized.

(4) All income and expenses are annualized for periods less than one full year with the exception of organizational costs.

See Accompanying Notes to the Financial Statements.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

1. ORGANIZATION

Ellington Income Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, closed -end management company, and is diversified. The Fund is an interval fund that offers to make quarterly repurchases of shares at the net asset value (“NAV”) of Class A shares, Class C shares, Class I shares, and Class M shares. The Fund offers four classes of shares: Class A, Class C, Class I, and Class M. Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Class C, I, and M are offered at NAV. Currently the Fund has two classes of shares operational: Class A and Class M.

Princeton Fund Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser. Ellington Global Asset Management, LLC (the “Sub-Adviser” or “Ellington”) serves as the Fund’s investment sub-adviser. The Fund’s investment objective is to seek total return, including capital gains and current income.

The Fund is organized as a statutory trust under the laws of the State of Delaware. The Fund’s Class M shares commenced operations on November 13, 2018 and the Fund’s Class A shares commenced operations on December 17, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the financial statements.

The following is a summary of the significant accounting policies followed by the Fund:

(A) Investments: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The investment valuation methodologies are discussed further in Note 3.

(B) Investment Transactions, Investment Income and Expense Recognition: Investment transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated based on identified cost. Principal write-offs are treated as realized losses. Interest income is recorded as earned unless ultimate collection is in doubt. Generally, the Fund accretes market discounts and amortizes market premiums on debt securities using the effective yield method. Accretion of market discount and amortization of market premiums requires the use of a significant amount of judgment and the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions. Swap contracts are valued using market-standard sources and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. Expenses that are directly attributable to the Fund (the “Fund Expenses”) consist of permitted expenses determined in accordance with the terms of the governing documents. Fund Expenses are charged when incurred. Fund Expenses include, but are not limited to, operational expenses and other expenses associated with the operation of the Fund. Fund Expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

(C)  Cash: “Cash and cash equivalents” include cash. Cash is maintained at U.S. Bank National Association, a member of FDIC. Balances might exceed federally insured limits.

(D)  Income Taxes: The Fund has elected to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its net capital gain. The Fund intends to distribute at least annually all or substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates. The Fund’s 2021, 2020, and 2019 tax filings are still open for examination.

Management has reviewed the Fund’s tax positions for all open tax years and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in the future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

(E)  Distributions to Shareholders: Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(F)  Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets, and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total

Investments
Asset Backed Securities	$—	$5,482,346	$2,607,891	$8,090,237
Collateralized Loan Obligations	—	13,851,284	2,883,342	16,734,626
Confirmation of Originator Fee Certificates	—	—	798,030	798,030
Corporate and Other Finance	—	2,546,023	3,897,071	6,443,094
Residential Mortgage-Backed Securities	—	11,939,895	4,333,206	16,273,102
Preferred Stocks	1,378,298	—	—	1,378,298
Short-Term Investments	6,598,300	—	—	6,598,300
Total Investments	$7,976,598	$33,819,549	$14,519,540	$56,315,687

Other Financial Instruments*
Interest Rate Swaps	$—	$210,780	$—	$210,780
Credit Default Swaps	—	(281,013)	—	(281,013)
Total Swaps Contracts	$—	$(70,233)	$—	$(70,233)

*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. These values are non-binding and may not be determinative of fair value. Values are evaluated during the Fund’s valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2021	$7,825,497
Purchases	4,932,673
Sales proceeds and paydowns	(613,555)
Realized gain / (loss)	31,341
Change in unrealized gain / (loss)	746,441
Transfers into / (out of) Level 3	1,526,906
Ending Balance – June 30, 2022	$14,449,303

Change in unrealized appreciation / (depreciation) during the year for Level 3 investments held at June 30, 2022	$896,326

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of June 30, 2022:

Security	Fair Value at 6/30/2022	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average

Collateralized Loan	$2,073,343	Dealer Marked with	Odd Lot Sizing	(0.16%) -	(0.53%)
Obligation		Odd Lot Sizing Adjustment	Adjustment	(0.80%)

Residential Mortgage-	$4,058,109	Dealer Marked with	Odd Lot Sizing	(0.01%) -	(2.01%)
Backed Securities		Odd Lot Sizing Adjustment	Adjustment	(3.00%)

A change in unobserved inputs might result in significantly higher or lower fair value measurement as of June 30, 2022. Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $8,388,084 have been excluded from the proceeding table.

4. RELATED PARTY AGREEMENTS AND FEES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement between the Fund and the Adviser dated October 17, 2018 (the “Agreement”), the Adviser, subject to the oversight of the Board of Trustees (the “Board”), provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund agrees to pay to the Adviser a monthly fee at the annual rate of 1.85% of the Fund’s average daily net assets. For the period ended June 30, 2022, the Fund incurred $397,299 in management fees under the Agreement.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed, until at least April 30, 2023, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding (i) interest expense, and any fees and expenses incurred in connection with credit facilities, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses), to the extent that its management fees plus applicable distribution and shareholder servicing fees and the Fund’s ordinary operating expenses would otherwise exceed, on a year-to-date basis, 2.85%, 3.60%, 2.60%, and 2.20% per annum of the Fund’s average daily net assets attributable to Class A, Class C, Class I, and Class M shares, respectively. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, on 60 days’ written notice to the Adviser. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any payment or reimbursed any expense, if (after taking the repayment into account) the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or at the time of the reimbursement payment. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

			Amount Subject to
Fiscal Year Incurred	Amount Waived	Amount Recouped	Potential Reimbursement	Expiration Date
December 31, 2019	$698,064	$—	$462,547	December 31, 2022
December 31, 2020	$599,596	$—	$599,596	December 31, 2023
December 31, 2021	$600,842	$—	$600,842	December 31, 2024
December 31, 2022	$283,693	$—	$283,693	December 31, 2025

The Adviser engaged Ellington, an investment adviser registered with the U.S. Securities & Exchange Commission, to serve as the Fund’s sub-adviser pursuant to a Subadvisory Agreement dated October 17, 2018 between Ellington and the Adviser (the “Subadvisory Agreement”). Under the terms of the Subadvisory Agreement, the Sub-Adviser is paid directly by the Adviser.

Under Administration, Fund Accounting and Transfer Agent Servicing Agreements between the Fund and U.S. Bancorp Fund Services, LLC doing business as U.S. Bancorp Global Fund Services, LLC (“Global Fund Services”), Global Fund Services is paid a monthly fee based on the NAV of the Fund. Global Fund Services serves as fund administrator, fund accountant, registrar, and transfer agent to the Fund.

For the period ended June 30, 2022, the Fund used U.S. Bank National Association (“U.S. Bank”) as its custodian pursuant to a Custody Agreement between U.S. Bank and the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer to the Fund as well as related compliance services pursuant to a consulting agreement between NLCS and the Fund.

For the period ended June 30, 2022, the Fund used Foreside Funds, LLC (“Foreside”) as its distributor pursuant to a Distribution Agreement between Foreside and the Fund.

Two Trustees and certain Officers of the Fund are also Officers of the Adviser or Sub-Adviser. Trustees and Officers, other than the Chief Compliance Officer, who are affiliated with the Adviser or the Sub-Adviser are not compensated by the Fund for their services.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2022 amounted to $16,340,697 and $11,327,979, respectively.

6. DERIVATIVE INSTRUMENTS

The Fund uses derivative instruments as part of its investment strategy to achieve its stated investment objective. The Fund’s derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

purposes, the Fund does not offset derivative assets and liabilities across derivative types that are subject to a master netting arrangement in the Statement of Assets and Liabilities.

The following table lists the fair value of derivative instruments held by the Fund by primary underlying risk and contract type on the Statement of Assets and Liabilities at year end:

Primary Underlying Risk	Assets at Fair Value	Liabilities at Fair Value
Credit Default Swaps	$ —	$ (281,013)
Interest Rate Risk Swaps	227,026	—

The following table lists the effect of derivative instruments held by the Fund by primary underlying risk and contract type on the Statement of Operations for the period ended June 30, 2022:

Primary Underlying Risk	Realized Gain/(Loss) on Derivatives recognized because of Operations	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized because of Operations
Interest Rate Risk Swaps	$ 427,422	$ 210,780
Credit Default Swaps	107,534	(376,260)

The Fund’s average monthly notional amount of derivatives during the period ended June 30, 2022 were:

Derivative Type	Average Monthly Notional Amount
Credit Default Swaps	$ 1,375,182
Interest Rate Swaps	6,262,667

7. ADDITIONAL DISCLOSURE OF SBA CONFIRMATION OF ORIGINATOR FEE CERTIFICATES CUSTOM BASKET HOLDINGS

Current Principal Amount	Description	Rate	Maturity	Percentage of Custom Basket	Fair Value
$805,059	SBA Confirmation of Originator Fee Certificate 344019	1.56%	07/25/2044	8.58%	$68,387
603,364	SBA Confirmation of Originator Fee Certificate 344020	2.31%	08/12/2044	6.42%	51,253
668,425	SBA Confirmation of Originator Fee Certificate 344021	3.56%	09/17/2044	7.11%	56,779
278,043	SBA Confirmation of Originator Fee Certificate 344022	3.06%	08/09/2044	2.96%	23,618
1,012,794	SBA Confirmation of Originator Fee Certificate 344023	3.31%	08/16/2044	10.78%	86,032
544,546	SBA Confirmation of Originator Fee Certificate 344024	2.31%	08/27/2044	5.80%	46,257
949,079	SBA Confirmation of Originator Fee Certificate 344025	2.31%	09/18/2044	10.10%	80,620
2,378,067	SBA Confirmation of Originator Fee Certificate 344027	2.06%	09/20/2044	25.31%	202,005
2,115,275	SBA Confirmation of Originator Fee Certificate 344028	2.81%	09/26/2044	22.94%	183,080
$9,394,651				100.00%	$798,030

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

8. TAX BASIS INFORMATION

It is the Fund’s intention to continue to qualify as a RIC under Subchapter M of the IRC and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in its financial statements.

The tax character of distributions paid to shareholders during the years ended December 31, 2020 and December 31, 2021, were as follows:

	2021	2020
Ordinary Income	$1,817,478	$1,883,382
Net Long-Term Capital Gains	—	—
Return of Capital	375,035	—
Total Distributions Paid	$2,192,513	$1,883,382

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the year ended December 31, 2022, the Fund made the following permanent book to tax reclassification primarily related to excise tax:

Distributable Earnings	Paid-In Capital
$5,365	$(5,365)

The following information is provided on a tax basis as of December 31, 2021:

Tax cost of investments	$56,836,650
Total tax cost of portfolio	$56,836,650

Gross unrealized appreciation	895,362
Gross unrealized depreciation	(1,322,978)

Net unrealized appreciation / (depreciation)	(427,616)

Undistributed ordinary income / (loss)	94,419
Undistributed long-term gain / (loss)	—
Other temporary differences	(1,281,021)
Total accumulated gain / (loss)	$(1,708,637)

The difference between book basis and tax basis unrealized appreciation /(depreciation) on investments is primarily attributable to mark to market on derivatives.

As of December 31, 2021, for federal income tax purposes, there were capital loss carryforwards of $1,281,021. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty on tax positions, which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals of litigation process, based on the technical merits

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Fund did not have any unrecognized tax benefits or unrecognized tax liabilities as of December 31, 2021. The Fund does not expect any change in unrecognized tax benefits or unrecognized tax liabilities within the next year. In the normal course of business, the Fund may be subject to examination by federal, state, local and foreign jurisdictions, where applicable, for the open tax years of 2021, 2020, and 2019.

9. SHAREHOLDER TRANSACTIONS

The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% and no more than 25% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

During the period ended June 30, 2022, the Fund completed four repurchase offers. In the offers that commenced on February 18, 2022, and May 20, 2022, the Fund offered to repurchase up to 10% of the number of its outstanding shares as of the applicable Repurchase Pricing Date. The results of these repurchase offers are as follows:

Commencement Date	February 18, 2022	May 20, 2022
Repurchase Request Deadline	March 18, 2022	June 17, 2022
Repurchase Pricing Date	March 18, 2022	June 17, 2022
Amount Repurchased	$2,989,749	$4,063,199
Shares Repurchased	319,759	461,727

Class A had 16,220 shares outstanding as of June 30, 2022. Class A did not issue any shares through shareholder subscriptions, issued 673 shares through dividend reinvestments, and did not repurchase any shares through shareholder redemptions during the period ended June 30, 2022.

Class M had 4,227,244 shares outstanding as of June 30, 2022. Class M issued 277,542 shares through shareholder subscriptions, 64,487 shares through dividend reinvestments and repurchased 734,486 shares through shareholder redemptions during the period ended June 30, 2022.

10. BORROWING

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

As of June 30, 2022, the Fund had the following reverse repurchase agreements outstanding, which were equal to 57.02% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Maturity Amount
JP Morgan	$1,118,000	2.14%	04/08/2022	07/08/2022	$1,123,583
JP Morgan	726,000	2.72%	06/06/2022	08/15/2022	727,371
JP Morgan	783,000	2.57%	05/13/2022	08/12/2022	785,734
JP Morgan	514,313	2.75%	06/29/2022	08/29/2022	514,391
RBC Capital Markets	1,082,000	2.07%	05/09/2022	07/11/2022	1,085,297
RBC Capital Markets	167,000	2.91%	06/07/2022	08/08/2022	167,324
RBC Capital Markets	383,000	2.91%	06/07/2022	08/08/2022	383,743
RBC Capital Markets	182,000	2.56%	05/18/2022	07/18/2022	182,569
RBC Capital Markets	144,000	2.61%	05/18/2022	07/18/2022	144.459
RBC Capital Markets	334,000	2.86%	06/07/2022	08/08/2022	334,637
RBC Capital Markets	604,000	2.86%	05/24/2022	07/25/2022	605,823
RBC Capital Markets	444,000	2.86%	05/24/2022	07/25/2022	445,340
RBC Capital Markets	513,000	2.86%	05/24/2022	07/25/2022	514,548
RBC Capital Markets	570,000	2.86%	05/24/2022	07/25/2022	571,721
RBC Capital Markets	287,000	2.66%	05/18/2022	07/18/2022	287,933
JP Morgan	86,000	2.19%	04/14/2022	07/14/2022	86,408
RBC Capital Markets	1,156,000	2.75%	05/31/2022	07/29/2022	1,158,737
JP Morgan	514,000	2.72%	06/06/2022	08/15/2022	514,971
JP Morgan	1,521,000	2.42%	05/13/2022	08/12/2022	1,526,001
RBC Capital Markets	231,000	2.66%	05/18/2022	07/18/2022	231,751
JP Morgan	951,000	1.99%	04/08/2022	07/08/2022	955,416
Lucid Capital Markets	789,000	1.94%	04/14/2022	07/14/2022	792,314
RBC Capital Markets	728,000	2.66%	05/18/2022	07/18/2022	730,267
RBC Capital Markets	776,000	2.48%	05/03/2022	07/05/2022	779,154
Lucid Capital Markets	1,188,000	2.04%	04/14/2022	07/14/2022	1,193,247
JP Morgan	1,042,000	3.55%	06/24/2022	09/26/2022	1,042,719
JP Morgan	647,000	3.65%	06/24/2022	09/26/2022	647,459
JP Morgan	1,914,000	3.25%	06/30/2022	09/30/2022	1,914,173
RBC Capital Markets	610,000	3.40%	06/27/2022	08/29/2022	610,230
JP Morgan	524,000	3.65%	06/24/2022	09/26/2022	524,372
Totals	$20,528,313				$20,581,795

As of June 30, 2022, the fair value of securities held as collateral for reverse repurchase agreements was $ 26,027,562, as noted on the Schedule of Investments. For the period June 30, 2022, the average daily balance and average interest rate in effect for reverse repurchase agreements were $13,570,317 and 1.67%, respectively.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater than 90 Days	Total
Collateral Loan Obligation	$—	$10,849,000	$7,765,313	$1,914,000	$20,528,313

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement

				Gross Amounts of Collateral Not Offset on the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Non-Cash Collateral (Pledged) / Received	Cash Collateral (Pledged) / Received	Net Amount

Reverse	$20,528,312	$—	$20,528,312	$(28,027,562) (1)	$—	$—
Repurchase
Agreements

(1)	Refer to the Schedule of Investments for the Securities pledged as collateral. The value of these securities is $28,027,562.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

11. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, National Financial Services held approximately 97.88% of the voting securities of the Fund.

12. MARKET RISK

An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund’s shares represents an indirect investment in the investments owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), climate-change and climate related events, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as forced or voluntary closure of, or

Ellington Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2022 (Unaudited)

operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns.

13. SUBSEQUENT EVENTS

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Management has determined that there were no subsequent events to disclose in the financial statements.

Ellington Income Opportunities Fund

ADDITIONAL INFORMATION

June 30, 2022 (Unaudited)

Form N-PORT

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Website at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30 are available to stockholders without charge, upon request by calling the Adviser at (888) 862-3690.

Board of Trustees

The Fund’s prospectus and statement of additional information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Adviser at (888) 862-3690 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Tax Notice

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for the fiscal year ended December 31, 2021 was 0.00%.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d‑15(b) under the Exchange Act (17 CFT 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on June 30, 2022 reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ellington Income Opportunities Fund

By (Signature and Title)  /s/ John L. Sabre
                                         John L. Sabre, President

Date  09/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John L. Sabre
                                        John L. Sabre, President

Date  09/07/2022

By (Signature and Title)  /s/ Christopher E. Moran
                                         Christopher E. Moran, Treasurer

Date  09/07/2022